Deferred Policy Acquisition Costs (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Deferred policy acquisition costs

The following table summarizes changes in the deferred policy acquisition costs (“DAC”) balance, for the period indicated:

Nine months ended September 30,
(in millions)	2014
Balance at beginning of period	$3,778
Capitalization of DAC	494
Amortization of DAC, excluding unlocks	(322)
Amortization of DAC related to unlocks	190
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale	(159)

Balance at end of period	$3,981

The following table summarizes changes in the DAC balance, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011[1]
Balance at beginning of year	$3,249	$3,487	$3,125
Capitalization of DAC	604	470	604
Amortization of DAC, excluding unlocks	(373)	(525)	(200)
Amortization of DAC related to unlocks	(1)	(50)	135
Adjustments to DAC related to unrealized gains and losses on available-for-sale securities	299	(133)	(177)

Balance at end of year	$3,778	$3,249	$3,487

[1]	The balances reflect a change in accounting principle, as described in Note 2.